Finance and other income	12 Months Ended
Dec. 31, 2022
Finance And Other Income [Abstract]
Finance and other income
9.
Finance and other income

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Bank interest receivable	23	10	129
Accretion on U.S Treasury Bills	203	-	-
Net foreign exchange gains	1,046	-	-
Total Finance and other income	1,272	10	129